Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
November 30, 2022
BIO-NPRT3-0123
1.810668.118
Common Stocks - 98.2%
	Shares	Value ($)
Biotechnology - 91.7%
Biotechnology - 91.7%
2seventy bio, Inc. (a)	103,752	1,625,794
4D Molecular Therapeutics, Inc. (a)	24,264	586,461
AbbVie, Inc.	3,617,903	583,133,604
Absci Corp. (a)(b)	997,800	2,494,500
ADC Therapeutics SA (a)(b)	635,838	2,327,167
Adicet Bio, Inc. (a)(b)	713,361	12,968,903
Adverum Biotechnologies, Inc. (a)(b)(c)	8,332,581	5,581,996
Aerovate Therapeutics, Inc. (a)(b)	77,051	1,451,641
Aldeyra Therapeutics, Inc. (a)(b)	961,337	5,383,487
Alector, Inc. (a)	914,318	7,762,560
Alkermes PLC (a)	687,536	17,037,142
Allena Pharmaceuticals, Inc. (a)	93,683	1,096
Allogene Therapeutics, Inc. (a)(b)	1,556,685	15,348,914
Allovir, Inc. (a)(b)	852,383	6,401,396
Alnylam Pharmaceuticals, Inc. (a)	1,100,139	242,679,662
ALX Oncology Holdings, Inc. (a)	1,280,549	14,214,094
Ambrx Biopharma, Inc. ADR (a)	1,361,508	667,071
Amgen, Inc.	429,703	123,066,939
Amicus Therapeutics, Inc. (a)(b)	2,261,101	27,359,322
AnaptysBio, Inc. (a)(b)	273,328	7,552,053
Apellis Pharmaceuticals, Inc. (a)	1,431,684	71,483,982
Applied Therapeutics, Inc. (a)(b)(c)	2,639,536	2,956,280
Arcellx, Inc.	605,400	12,071,676
Arcturus Therapeutics Holdings, Inc. (a)(b)	875,824	16,150,195
Arcus Biosciences, Inc. (a)(b)	3,193,396	112,311,737
Arcutis Biotherapeutics, Inc. (a)	894,174	15,406,618
Argenx SE ADR (a)	407,247	162,072,089
Arrowhead Pharmaceuticals, Inc. (a)	1,923,532	61,937,730
Ars Pharmaceuticals, Inc. (a)(b)	1,675,577	10,422,089
Ascendis Pharma A/S sponsored ADR (a)(b)	659,409	81,146,872
aTyr Pharma, Inc. (a)(b)	1,146,952	2,477,416
Aura Biosciences, Inc. (a)	519,959	7,425,015
Avidity Biosciences, Inc. (a)(b)	476,750	5,549,370
Axcella Health, Inc. (a)(b)	1,661,354	1,396,202
Beam Therapeutics, Inc. (a)(b)	528,692	24,420,283
BELLUS Health, Inc. (a)	2,069,064	20,421,662
Bicycle Therapeutics PLC ADR (a)(b)	377,647	10,936,657
BioCryst Pharmaceuticals, Inc. (a)(b)	3,649,042	48,751,201
Biogen, Inc. (a)	703,036	214,545,496
Biohaven Ltd. (a)(b)	2,823,752	44,671,757
BioInvent International AB (a)	786,506	2,700,796
BioMarin Pharmaceutical, Inc. (a)	347,448	35,085,299
Biomea Fusion, Inc. (a)(b)	407,129	2,927,258
BioNTech SE ADR	185,928	31,053,695
BioXcel Therapeutics, Inc. (a)(b)	351,727	5,828,116
Blueprint Medicines Corp. (a)	1,461,508	69,845,467
BridgeBio Pharma, Inc. (a)(b)	613,842	5,751,700
Candel Therapeutics, Inc. (a)(b)	737,596	1,290,793
Celldex Therapeutics, Inc. (a)	819,700	30,402,673
Centessa Pharmaceuticals PLC ADR (a)(b)	1,230,909	4,923,636
Century Therapeutics, Inc. (a)(b)	834,618	8,763,489
Cerevel Therapeutics Holdings (a)(b)	1,044,180	30,239,453
Chinook Therapeutics, Inc. (a)	303,781	6,880,640
Chinook Therapeutics, Inc. rights (a)(d)	115,821	1
Codiak Biosciences, Inc. (a)(b)	448,539	309,537
Codiak Biosciences, Inc. warrants 9/15/27 (a)	46,000	6,217
Cogent Biosciences, Inc. (a)	1,139,767	14,338,269
Compass Therapeutics, Inc.	2,232,400	9,175,164
Crinetics Pharmaceuticals, Inc. (a)	1,179,587	21,079,220
CRISPR Therapeutics AG (a)(b)	305,022	16,712,155
Cyclerion Therapeutics, Inc. (a)	837,285	795,421
Cyclerion Therapeutics, Inc. (a)(e)	94,809	90,069
Cyteir Therapeutics, Inc. (a)	451,123	649,617
Cytokinetics, Inc. (a)(b)	2,154,571	91,569,268
Day One Biopharmaceuticals, Inc. (a)	845,671	17,953,595
Denali Therapeutics, Inc. (a)	417,851	13,333,625
Design Therapeutics, Inc. (a)(b)	806,620	11,292,680
Dyne Therapeutics, Inc. (a)	310,813	3,636,512
Enanta Pharmaceuticals, Inc. (a)	263,946	11,558,195
Entrada Therapeutics, Inc. (a)(b)	503,853	7,542,679
EQRx, Inc. (a)	507,567	1,908,452
EQRx, Inc.:
rights (a)(d)	116,649	381,442
rights (a)(d)	49,993	132,981
Erasca, Inc. (a)	635,623	4,798,954
Evelo Biosciences, Inc. (a)(b)	1,098,999	2,296,908
Exelixis, Inc. (a)	2,072,034	35,390,341
Fate Therapeutics, Inc. (a)(b)	608,787	12,674,945
Foghorn Therapeutics, Inc. (a)(b)	252,746	1,706,036
Fusion Pharmaceuticals, Inc. (a)	1,142,702	2,593,934
G1 Therapeutics, Inc. (a)	276,904	1,650,348
Gemini Therapeutics, Inc. (a)(b)	1,555,907	2,676,160
Generation Bio Co. (a)	137,100	730,743
Geron Corp. (a)	174,306	404,390
Geron Corp. warrants 12/31/25 (a)	2,100,000	1,396,702
Gilead Sciences, Inc.	437,804	38,452,325
Gossamer Bio, Inc. (a)(b)	1,687,174	14,442,209
Graphite Bio, Inc. (a)	1,058,457	3,736,353
Gritstone Bio, Inc. (a)(b)	431,580	1,268,845
Halozyme Therapeutics, Inc. (a)	531,800	30,450,868
Hookipa Pharma, Inc. (a)	1,480,200	1,569,012
Horizon Therapeutics PLC (a)	325,247	32,619,022
Icosavax, Inc. (a)	490,857	1,639,462
Ideaya Biosciences, Inc. (a)(b)	715,157	12,787,007
Idorsia Ltd. (a)(b)	1,092,661	16,200,657
IGM Biosciences, Inc. (a)(b)	591,539	13,019,773
Immuneering Corp. (a)(b)	188,677	1,224,514
Immunocore Holdings PLC ADR (a)(b)	267,318	16,790,244
ImmunoGen, Inc. (a)	922,023	4,785,299
Incyte Corp. (a)	427,600	34,066,892
Inhibrx, Inc. (a)(b)	254,309	7,624,184
Insmed, Inc. (a)	647,392	11,970,278
Instil Bio, Inc. (a)	1,445,074	1,921,948
Intellia Therapeutics, Inc. (a)	885,001	45,542,151
Ionis Pharmaceuticals, Inc. (a)	1,084,277	44,227,659
iTeos Therapeutics, Inc. (a)	238,000	4,795,700
Iveric Bio, Inc. (a)	555,584	13,122,894
Janux Therapeutics, Inc. (a)(b)	714,722	9,748,808
Karuna Therapeutics, Inc. (a)	393,512	92,597,309
Keros Therapeutics, Inc. (a)	378,977	18,888,214
Kiniksa Pharmaceuticals Ltd. (a)(b)	177,166	2,981,704
Kinnate Biopharma, Inc. (a)(b)	1,808,291	14,321,665
Kronos Bio, Inc. (a)(b)	617,758	1,173,740
Krystal Biotech, Inc. (a)(b)(c)	2,105,960	163,717,330
Kymera Therapeutics, Inc. (a)(b)	1,072,813	31,090,121
Legend Biotech Corp. ADR (a)	912,716	47,014,001
Madrigal Pharmaceuticals, Inc. (a)(b)	153,140	10,736,645
MannKind Corp. (a)(b)	6,449,301	30,182,729
Merus BV (a)(b)	458,686	7,040,830
Mirati Therapeutics, Inc. (a)	662,148	60,507,084
Moderna, Inc. (a)	888,986	156,381,527
Monte Rosa Therapeutics, Inc. (a)(b)	1,257,805	10,666,186
Morphic Holding, Inc. (a)(b)	805,337	22,162,874
Morphosys AG sponsored ADR (a)	217,028	894,155
Natera, Inc. (a)	356,133	14,644,189
Nkarta, Inc. (a)(b)	244,766	2,075,616
Nurix Therapeutics, Inc. (a)(b)	1,056,746	13,093,083
Nuvalent, Inc. Class A (a)	218,574	7,186,713
Omega Therapeutics, Inc. (a)(b)	915,541	6,408,787
Oragenics, Inc. (a)	155,806	30,663
ORIC Pharmaceuticals, Inc. (a)	98,139	352,319
PepGen, Inc.	440,591	6,591,241
Poseida Therapeutics, Inc. (a)	570,083	2,599,578
Prelude Therapeutics, Inc. (a)	359,156	2,395,571
Prometheus Biosciences, Inc. (a)	342,555	14,082,436
Protagonist Therapeutics, Inc. (a)	124,027	981,054
Prothena Corp. PLC (a)	761,589	47,606,928
PTC Therapeutics, Inc. (a)	2,267,944	94,096,997
Rallybio Corp. (a)(b)	1,550,692	8,931,986
RAPT Therapeutics, Inc. (a)	750,682	13,272,058
Recursion Pharmaceuticals, Inc. (a)(b)	89,200	838,480
Regeneron Pharmaceuticals, Inc. (a)	271,706	204,241,400
Regulus Therapeutics, Inc. (a)(b)(c)	2,195,000	3,753,450
Relay Therapeutics, Inc. (a)(b)	770,589	14,317,544
Repare Therapeutics, Inc. (a)(b)	174,960	2,804,609
Replimune Group, Inc. (a)	910,817	18,644,424
Revolution Medicines, Inc. (a)(b)	418,772	9,878,831
Rhythm Pharmaceuticals, Inc. (a)(b)	826,303	22,120,131
Rocket Pharmaceuticals, Inc. (a)(b)	223,736	4,224,136
Roivant Sciences Ltd. (a)(b)	5,957,525	31,932,334
Roivant Sciences Ltd. (a)(e)	2,500,000	13,400,000
Sage Therapeutics, Inc. (a)	699,553	28,709,655
Sarepta Therapeutics, Inc. (a)	552,604	67,865,297
Scholar Rock Holding Corp. (a)(b)	1,693,925	13,161,797
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	17,850	55,193
Seagen, Inc. (a)	357,732	43,425,087
Selecta Biosciences, Inc. (a)	395,568	518,194
Sensorion SA (a)(b)	2,243,198	992,007
Seres Therapeutics, Inc. (a)(b)	854,347	5,553,256
Shattuck Labs, Inc. (a)	110,936	251,825
SpringWorks Therapeutics, Inc. (a)(b)	463,711	11,212,532
SpringWorks Therapeutics, Inc. (e)	54,800	1,192,558
Stoke Therapeutics, Inc. (a)	203,036	1,530,891
Sutro Biopharma, Inc. (a)	540,100	4,045,349
Tango Therapeutics, Inc. (a)	1,463,188	10,988,542
Taysha Gene Therapies, Inc. (a)	811,647	1,793,740
Tenaya Therapeutics, Inc. (a)	1,263,918	3,349,383
TG Therapeutics, Inc. (a)(b)	1,976,220	17,430,260
Travere Therapeutics, Inc. (a)	300,428	6,047,616
Twist Bioscience Corp. (a)(b)	681,332	18,634,430
Tyra Biosciences, Inc. (a)	342,201	2,398,829
Ultragenyx Pharmaceutical, Inc. (a)	978,351	35,514,141
uniQure B.V. (a)	255,608	6,763,388
United Therapeutics Corp. (a)	442,409	123,825,855
Vaxcyte, Inc. (a)	1,355,250	62,422,815
Vera Therapeutics, Inc. (a)	779,768	13,022,126
Vertex Pharmaceuticals, Inc. (a)	709,810	224,583,884
Verve Therapeutics, Inc. (a)(b)	249,393	5,793,399
Vigil Neuroscience, Inc. (b)	86,610	1,082,625
Vor Biopharma, Inc. (a)(b)	696,659	3,204,631
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	41
Xencor, Inc. (a)	169,343	5,032,874
Xenon Pharmaceuticals, Inc. (a)	1,004,333	37,039,801
Zealand Pharma A/S (a)(b)	375,400	10,746,405
Zentalis Pharmaceuticals, Inc. (a)	638,433	14,122,138
		4,903,853,044
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	2,777	1,164
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Alpha Tau Medical Ltd. Class A (a)(b)	362,046	1,444,564
Novocure Ltd. (a)	11,113	853,923
		2,298,487
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
23andMe Holding Co. Class A (a)(b)	2,046,974	6,243,271
Guardant Health, Inc. (a)	82,500	4,318,050
		10,561,321
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Schrodinger, Inc. (a)	199,427	3,589,686
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
Olink Holding AB ADR (a)	57,100	1,360,693
Seer, Inc. (a)	304,058	1,964,215
		3,324,908
Pharmaceuticals - 6.1%
Pharmaceuticals - 6.1%
Adimab LLC (a)(d)(e)(f)	1,954,526	78,747,853
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	8,274,568	8,605,551
Aradigm Corp. (a)(d)	11,945	549
Aradigm Corp. (a)(d)	148,009	6,808
Arvinas Holding Co. LLC (a)	382,343	15,691,357
Atea Pharmaceuticals, Inc. (a)	66,800	313,292
Axsome Therapeutics, Inc. (a)(b)	242,373	17,521,144
CinCor Pharma, Inc. (b)	81,593	962,797
Corcept Therapeutics, Inc. (a)	164,400	4,156,032
DICE Therapeutics, Inc. (a)(b)	451,946	15,732,240
Edgewise Therapeutics, Inc. (a)	1,704,107	15,251,758
Fulcrum Therapeutics, Inc. (a)(b)	1,631,789	11,177,755
GH Research PLC (a)(b)	893,124	9,770,777
Harmony Biosciences Holdings, Inc. (a)	135,325	8,088,375
Ikena Oncology, Inc. (a)	416,547	928,900
Intra-Cellular Therapies, Inc. (a)	559,989	30,362,604
Longboard Pharmaceuticals, Inc. (a)	371,100	1,992,807
Nuvation Bio, Inc. (a)(b)	727,400	1,389,334
OptiNose, Inc. (a)(b)	794,031	1,405,435
OptiNose, Inc. warrants (a)	91,712	59,516
Pharvaris BV (a)	353,507	728,224
Pliant Therapeutics, Inc. (a)(b)	372,222	6,841,440
Rain Therapeutics, Inc. (a)	206,669	1,595,485
Reata Pharmaceuticals, Inc. (a)(b)	381,628	15,104,836
Royalty Pharma PLC	285,820	12,567,505
Terns Pharmaceuticals, Inc. (a)	810,600	6,298,362
Theseus Pharmaceuticals, Inc. (a)(b)	1,857,891	12,243,502
Trevi Therapeutics, Inc. (a)	1,299,855	2,443,727
UCB SA	121,277	9,789,060
Ventyx Biosciences, Inc. (a)(b)	716,630	20,775,104
Verona Pharma PLC ADR (a)	290,000	3,741,000
Verrica Pharmaceuticals, Inc. (a)(b)	1,597,876	5,193,097
WAVE Life Sciences (a)(b)	1,696,733	7,194,148
		326,680,374
TOTAL COMMON STOCKS (Cost $3,973,997,054)		5,250,308,984

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
Biotechnology - 1.2%
Biotechnology - 1.2%
ElevateBio LLC Series C (a)(d)(e)	216,600	990,512
Korro Bio, Inc.:
Series B1 (d)(e)	957,854	1,829,501
Series B2 (d)(e)	899,280	1,717,625
National Resilience, Inc. Series B (a)(d)(e)	732,064	44,458,247
SalioGen Therapeutics, Inc. Series B (d)(e)	94,461	7,043,957
ValenzaBio, Inc. Series A (a)(d)(e)	1,685,311	9,993,894
		66,033,736
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	3,099,905	3,874,881
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (a)(d)(e)	836,400	6,431,916
		6,431,999
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,020,299)		76,340,616

Money Market Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (g)	9,911,593	9,913,575
Fidelity Securities Lending Cash Central Fund 3.86% (g)(h)	447,029,121	447,073,824
TOTAL MONEY MARKET FUNDS (Cost $456,953,758)		456,987,399

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $4,483,971,111)	5,783,636,999
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(435,779,983)
NET ASSETS - 100.0%	5,347,857,016

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $169,826,289 or 3.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,218,977

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Korro Bio, Inc. Series B1	12/17/21	2,499,999

Korro Bio, Inc. Series B2	12/17/21	2,499,998

National Resilience, Inc. Series B	12/01/20	9,999,994

Roivant Sciences Ltd.	5/01/21	25,000,000

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

SpringWorks Therapeutics, Inc.	9/07/22	1,425,348

ValenzaBio, Inc. Series A	3/25/21	14,999,993

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	42,446,755	853,872,649	886,405,829	410,199	3,258	(3,258)	9,913,575	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	492,109,261	1,822,937,237	1,867,972,674	6,001,517	-	-	447,073,824	1.4%
Total	534,556,016	2,676,809,886	2,754,378,503	6,411,716	3,258	(3,258)	456,987,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	-	14,311,389	1,586,381	-	(1,487,269)	(5,655,743)	5,581,996
Applied Therapeutics, Inc.	1,070,923	2,575,660	1,176,547	-	(14,439,872)	14,926,116	2,956,280
Candel Therapeutics, Inc.	8,593,545	-	6,141,156	-	(4,644,572)	3,482,976	-
Krystal Biotech, Inc.	126,760,516	6,531,325	-	-	-	30,425,489	163,717,330
Regulus Therapeutics, Inc.	-	4,631,450	-	-	-	(878,000)	3,753,450
Total	136,424,984	28,049,824	8,904,084	-	(20,571,713)	42,300,838	176,009,056

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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